T. ROWE PRICE International Stock Portfolio
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.6%
Common Stocks 1.6%
MercadoLibre (USD) (1) 2,049 4,204
Total Argentina (Cost $2,500) 4,204
BRAZIL 1.0%
Common Stocks 1.0%
B3  673,180 1,327
Raia Drogasil  165,263 778
WEG  67,618 678
Total Brazil (Cost $2,778) 2,783
CANADA 9.2%
Common Stocks 9.2%
Canadian National Railway (USD)  32,113 3,762
Canadian Pacific Kansas City (USD)  17,258 1,476
Constellation Software  1,187 3,862
Constellation Software, Warrants,
3/31/40 (1)(2) 1,253 —
Definity Financial (3) 28,222 1,137
Descartes Systems Group (USD) (1) 13,705 1,411
Element Fleet Management  146,903 3,124
National Bank of Canada (3) 13,921 1,315
Shopify, Class A (USD) (1) 35,130 2,815
Suncor Energy (USD)  96,818 3,575
TMX Group  62,871 1,971
Total Canada (Cost $17,798) 24,448
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(2)(4) 5,545 1,522
Total Cayman Islands (Cost $273) 1,522
CHINA 7.1%
Common Stocks 4.9%
58.com (USD) (1)(2) 65,164 —
Alibaba Group Holding, ADR (USD)  25,813 2,739
BeiGene, ADR (USD) (1)(3) 10,718 2,406
KE Holdings, ADR (USD)  188,011 3,743
PDD Holdings, ADR (USD) (1) 12,183 1,643
Tencent Holdings (HKD)  43,500 2,419
12,950
Common Stocks - China A
Shares 2.2%
Kweichow Moutai, A Shares (CNH)  5,770 1,412
NARI Technology, A Shares (CNH)  405,596 1,580
Shares $ Value
(Cost and value in $000s)
Shandong Pharmaceutical Glass, A
Shares (CNH)  201,700 832
Shenzhen Inovance Technology, A
Shares (CNH)  226,000 1,989
5,813
Total China (Cost $11,628) 18,763
DENMARK 2.6%
Common Stocks 2.6%
Genmab (1) 5,185 1,257
Novo Nordisk, ADR (USD)  46,864 5,580
Total Denmark (Cost $5,271) 6,837
FRANCE 6.6%
Common Stocks 6.6%
Capgemini  10,885 2,350
Dassault Aviation  12,064 2,491
Dassault Systemes  27,288 1,084
LVMH Moet Hennessy Louis Vuitton  3,284 2,519
Safran  16,986 3,997
Sartorius Stedim Biotech  11,856 2,482
Schneider Electric  1,604 423
Thales  13,502 2,146
Total France (Cost $11,745) 17,492
GERMANY 7.7%
Common Stocks 7.4%
Deutsche Telekom  152,145 4,468
Douglas (1) 39,367 903
Evotec (1)(3) 87,819 629
Merck  6,940 1,225
Puma  12,302 514
SAP  18,633 4,262
Schott Pharma  20,476 700
Siemens  19,845 4,015
Siemens Healthineers  49,880 2,996
19,712
Preferred Stocks 0.3%
Sartorius  2,499 703
703
Total Germany (Cost $17,554) 20,415
HONG KONG 1.5%
Common Stocks 1.5%
AIA Group  377,200 3,294
Sun Hung Kai Properties  52,500 569
Total Hong Kong (Cost $1,439) 3,863

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
INDIA 6.0%
Common Stocks 6.0%
Axis Bank  212,250 3,120
HDFC Bank  78,039 1,607
InterGlobe Aviation (1) 10,032 572
Kotak Mahindra Bank  99,688 2,204
Larsen & Toubro  51,116 2,242
NTPC  786,777 4,151
Reliance Industries  37,111 1,306
Varun Beverages  117,855 853
Total India (Cost $9,062) 16,055
INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia  3,815,300 2,603
Sarana Menara Nusantara  8,639,700 487
Telkom Indonesia Persero  7,978,500 1,580
Total Indonesia (Cost $2,566) 4,670
IRELAND 0.6%
Common Stocks 0.6%
ICON (USD) (1) 5,459 1,568
Total Ireland (Cost $1,615) 1,568
ITALY 1.5%
Common Stocks 1.5%
Banca Mediolanum  122,832 1,552
DiaSorin  15,584 1,822
Ermenegildo Zegna (USD) (3) 63,444 624
Total Italy (Cost $3,356) 3,998
JAPAN 13.9%
Common Stocks 13.9%
Calbee  75,500 1,839
Chugai Pharmaceutical  71,700 3,475
Daiichi Sankyo  51,600 1,705
Disco  7,400 1,949
Hamamatsu Photonics  43,000 561
Hikari Tsushin  7,500 1,670
Keyence  5,300 2,540
Kyushu Railway  12,900 371
LY  182,900 533
Mitsui Fudosan  91,700 864
Murata Manufacturing  97,100 1,922
Nextage  74,800 961
Olympus  181,000 3,441
Persol Holdings  821,700 1,481
Recruit Holdings  49,900 3,032
Renesas Electronics  189,800 2,755
Shares $ Value
(Cost and value in $000s)
Seven & i Holdings  248,300 3,739
Shimadzu  35,500 1,187
Sony Group  155,000 3,011
Total Japan (Cost $28,234) 37,036
LUXEMBOURG 0.6%
Common Stocks 0.6%
CVC Capital Partners (1) 70,032 1,565
Total Luxembourg (Cost $1,143) 1,565
MEXICO 0.4%
Common Stocks 0.4%
Grupo Mexico, Series B  200,498 1,120
Total Mexico (Cost $1,075) 1,120
NETHERLANDS 6.9%
Common Stocks 6.9%
Adyen (1) 632 989
Argenx, ADR (USD) (1) 3,321 1,800
ASML Holding  8,131 6,764
Heineken  23,955 2,127
ING Groep  56,860 1,032
Prosus  129,343 5,645
Total Netherlands (Cost $9,554) 18,357
PHILIPPINES 0.7%
Common Stocks 0.7%
SM Investments  113,985 1,947
Total Philippines (Cost $1,791) 1,947
PORTUGAL 1.7%
Common Stocks 1.7%
Galp Energia  111,766 2,092
Jeronimo Martins  116,486 2,289
Total Portugal (Cost $3,111) 4,381
SAUDI ARABIA 0.7%
Common Stocks 0.7%
Saudi National Bank  209,471 1,922
Total Saudi Arabia (Cost $1,941) 1,922
SINGAPORE 0.6%
Common Stocks 0.6%
Sea, ADR (USD) (1) 17,291 1,630
Total Singapore (Cost $707) 1,630

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 1.9%
Common Stocks 1.9%
LG Chem  3,454 937
NAVER  5,524 712
Samsung Electronics  74,490 3,482
Total South Korea (Cost $3,586) 5,131
SPAIN 1.0%
Common Stocks 1.0%
Amadeus IT Group, Class A  35,844 2,596
Total Spain (Cost $1,660) 2,596
SWEDEN 2.7%
Common Stocks 2.7%
Assa Abloy, Class B  57,700 1,944
Essity, Class B  122,773 3,832
Hexagon, Class B  125,610 1,353
Total Sweden (Cost $4,918) 7,129
SWITZERLAND 6.1%
Common Stocks 6.1%
Alcon  26,422 2,644
Cie Financiere Richemont, Class A  17,647 2,802
Julius Baer Group  43,655 2,633
Nestle  37,170 3,735
Partners Group Holding  1,924 2,901
Sonova Holding  4,302 1,550
Total Switzerland (Cost $10,507) 16,265
TAIWAN 5.4%
Common Stocks 5.4%
Taiwan Semiconductor
Manufacturing  479,000 14,444
Total Taiwan (Cost $1,281) 14,444
UNITED KINGDOM 5.3%
Common Stocks 5.3%
AstraZeneca, ADR (USD)  43,236 3,369
Bridgepoint Group  253,462 1,171
Experian  29,988 1,579
Hiscox  103,476 1,585
London Stock Exchange Group  12,494 1,711
Smith & Nephew  149,184 2,315
Unilever (EUR)  33,762 2,191
13,921
Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition
Date: 10/11/22, Cost $103 (1)(2)(4) 5,222 85
85
Total United Kingdom (Cost
$10,129) 14,006
UNITED STATES 2.4%
Common Stocks 2.4%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $471 (1)(2)(4) 276 307
Coupang (1) 31,870 782
Linde  3,117 1,486
Mastercard, Class A  2,318 1,145
Waste Connections  15,275 2,731
6,451
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (1)(2)(4) 16 18
18
Total United States (Cost $3,439) 6,469
VIETNAM 0.4%
Common Stocks 0.4%
Asia Commercial Bank  595,000 670
FPT  49,000 268
Total Vietnam (Cost $878) 938
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve
Fund, 4.97% (5)(6) 3,268,055 3,268
Total Short-Term Investments
(Cost $3,268) 3,268

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING PROGRAM
WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve
Fund, 4.97% (5)(6) 3,708,591 3,709
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 3,709
Total Securities Lending Collateral
(Cost $3,709) 3,709
Total Investments in
Securities  101.1%
(Cost $178,516) $ 268,531
Other Assets Less Liabilities
(1.1)% (3,044)
Net Assets 100.0% $ 265,487
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2024.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,932 and represents 0.7% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.97% $ — $ — $ 173++
Totals $ —# $ — $ 173+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government Reserve Fund, 4.97% $ 10,703  ¤  ¤ $ 6,977
Total $ 6,977^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $173 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,977.

T. ROWE PRICE International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE International Stock Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 48,489 $ 210,430 $ 307 $ 259,226
Convertible Preferred Stocks — — 1,625 1,625
Preferred Stocks — 703 — 703
Short-Term Investments 3,268 — — 3,268
Securities Lending Collateral 3,709 — — 3,709
Total $ 55,466 $ 211,133 $ 1,932 $ 268,531

T. ROWE PRICE International Stock Portfolio

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E301-054Q3 09/24